Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Loans [Abstract]
Schedule of Composition	Composition:
	December 31,
	2025	2024
	USD in thousands
Short-term loans (1)-(18)	13,983	13,534
	13,983	13,534

(1)	Debt Settlement and Breach of Terms (Comsec Group):

On December 19, 2024, Comsec entered into a debt settlement agreement with Mizrahi Tefahot Bank (the “Settlement Agreement”). The Settlement Agreement consolidated various outstanding credit facilities into a single unified debt amounting to NIS 23,034 thousand (approximately $6,234 thousand). Pursuant to the settlement agreement, the parties agreed that the outstanding debt amount of NIS 23 million will be repaid over 24 months with quarterly installments, commencing on June 30, 2025. Interest will accrue at a rate of Prime (Bank of Israel intrabank plus 1.5%) plus 3.25%.

As of December 31, 2025, the remaining principal amount is NIS 14,598 thousand ($4,576 thousand). As of December 31, 2025, the Group has not met the payment obligations or certain other conditions set forth in the Settlement Agreement. Although the agreement originally provided for a multi-year repayment schedule, the breach of terms grants the lender the contractual right to demand immediate repayment of the entire outstanding balance.

Consequently, in accordance with accounting standards, the Group classified the entire balance of the consolidated loan as current liabilities in the Consolidated Statement of Financial Position.

The following loans, which were outstanding prior to the settlement date, were incorporated into the consolidated debt facility:

1.	Loan (July 6, 2020): Originally NIS 5,000 thousand ($1,452 thousand), bearing interest of Prime + 1.5%.
2.	Loan (September 1, 2021): Originally NIS 980 thousand ($309 thousand), bearing interest of Prime + 1.5%.
3.	Loan (September 1, 2021): Originally NIS 6,000 thousand ($1,934 thousand), bearing interest of Prime + 1.95%.
4.	On-call Loans: Aggregate principal amount of NIS 34,106 thousand, bearing interest of 8.1%.
(2)	Loan received in July 2024, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 1,200 thousand ($334 thousand) and repayable in 12 installments from August 2024. The loan bears interest of 7%. During the year ended December 31, 2025, the loan was fully repaid.

(3)	Loan received in December 2024, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 500 thousand ($137 thousand) and repayable in 12 installments from January 2025. The loan bears interest of 6.5%. During the year ended December 31, 2025, the loan was fully repaid.

(4)	Loan received in April 2025, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 300 thousand ($94 thousand) and repayable in 12 installments from May 2025. The loan bears interest of 7%. As of December 31, 2025, the remaining principal amount is $32 thousand.

(5)	Loan received in April 2025, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 450 thousand ($141 thousand) and repayable in 12 installments from May 2025. The loan bears interest of 7%. As of December 31, 2025, the remaining principal amount is $48 thousand.

(6)	Loan received in May 2025, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 163 thousand ($51 thousand) and repayable in 12 installments from June 2025. The loan bears interest of 7%. As of December 31, 2025, the remaining principal amount is $22 thousand.

(7)	Loan received in May 2025, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 840 thousand ($263 thousand) and repayable in 12 installments from June 2025. The loan bears interest of 7%. As of December 31, 2025, the remaining principal amount is $112 thousand.

(8)	Loan received in July 2025, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 190 thousand ($60 thousand) and repayable in 12 installments from August 2025. The loan bears interest of 7%. As of December 31, 2025, the remaining principal amount is $35 thousand.

(9)	Loan received in August 2025, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 260 thousand ($81 thousand) and repayable in 12 installments from September 2025. The loan bears interest of 7%. As of December 31, 2025, the remaining principal amount is $55 thousand.

(10)	Loan received in October 2025, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 300 thousand ($94 thousand) and repayable in 12 installments from November 2025. The loan bears interest of 7%. As of December 31, 2025, the remaining principal amount is $79 thousand.

(11)	Loan received in December 2025, by Aginix, a second-tier subsidiary, with an original principal amount of NIS 300 thousand ($94 thousand) and repayable in 12 installments from January 2026. The loan bears interest of 6.75%. As of December 31, 2025, the remaining principal amount is $94 thousand.
(12)	On-call loans received by QPoint, in an aggregate principal amount of NIS 3,400 thousand ($1,066 thousand). The loan bears interest of Prime + 1.1%. As of December 31, 2025, the remaining principal amount is $1,066 thousand.

(13)	Loan received in February 2023, by the Company, in an aggregate principal amount of NIS 3,300 thousand ($900 thousand) and repayable in one installment in January 2026 in an amount of $1,000 thousand. The loan bears interest of 12%. As of December 31, 2025, the outstanding loan amount is $1,331 thousand (including interest of $238 thousand). The Company has not made the interest payments, therefore the loan is classified as a short-term loan.

(14)

Loan received from Dominion in February 2023, by the Company, in an aggregate principal amount of $2,500 thousand upon closing of the Business Combination (the “Secured Promissory Note”). The Secured Promissory Note bears interest at a rate of 10% per annum and is due on demand. Since the Company failed to meet the contractual terms of the Secured Promissory Note, it is required to pay Dominion and its affiliates an interest rate of 24% immediately. As of December 31, 2024 the remaining principal amount was $3,715 thousand.

In February 2025, the Company reached a settlement with Dominion, pursuant to which the outstanding principal balance of the loan and all accrued interest were settled in full. For more information, see Note 1g.

(15)

In November 2024, the Company received a loan from Claymore in the amount of $500 thousand. The loan accrued interest at the rate of 10% of the principal amount and the interest rate increases by 5% of the principal amount each week following December 15, 2024, until it is repaid. The loan was repayable upon the closing of the Company’s next financing. During the first half of 2025 the loan principal was fully repaid.

(16)

On April 29, 2025, the Company entered into a Business Loan and Security Agreement (the “Agile Loan”) with Agile Capital Funding, LLC (as Collateral Agent), Agile Lending, LLC (as Lead Lender), and other lenders. The Agile Loan provided for a $2,000,000 term loan, including a $200,000 administrative agent fee, resulting in net proceeds of $1,800,000 to the Company. The total repayment amount, including interest and fees, was $2,980,000. The loan matured 30 weeks from the effective date with weekly repayment scheduled throughout the term. Interest accrued from the effective date until paid in full, with a default rate of 5% above the applicable rate upon an event of default. During the second half of 2025, the Company entered into a settlement agreement with Agile, pursuant to which the outstanding loan was settled in consideration for the issuance of a financial instrument convertible into the Company’s shares. For more information, see Note 17(11)

(17)

In February 2025, the Company entered into a short-term loan agreement with PrivCap Funding, LLC for a principal amount of $175,000, with a total repayment obligation of $235,000. The loan included provisions for settlement through the issuance of ordinary shares in the event of non-repayment.

In August 2025, the Company entered into a settlement agreement with PrivCap pursuant to which the outstanding obligations were settled through the issuance of ordinary shares. On August 21, 2025, the Company issued 7 ordinary shares in full settlement of the loan, amounting to $275,000, and all related claims were released.

(18)	Following the merger with BST on January 27, 2025, BST had two outstanding loans.

1.	On August 9, 2022, BlackSwan received a loan from Yossi Lahav Consultants, with an original principal amount of $1,500 thousand. The loan bears accrued fixed interest of $750 thousand. BlackSwan did not meet the repayment terms of this loan. On June 4, 2024, Yossi Lahav Consultants filed a claim against BlackSwan and others for failure to meet the repayment terms and for related damages. For further details, see Note 22(6).

2.	On September 8, 2022, BlackSwan received a loan from A-Labs Consultants with an original principal amount of $200 thousand. The loan bears, bearing accrued interest of approximately 2.42%. As of the date of this Annual Report, this loan has not yet been repaid.